13

                                                     1933 Act File No. 33-69268
                                                     1940 Act File No. 811-8042

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.         ....................
                                --------                          -----

    Post-Effective Amendment No. 32 ........................        X
                                ----                              -----

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.   33  ....................................        X
                  ------                                          -----

                              FEDERATED INSURANCE SERIES

                  (Exact Name of Registrant as Specified in Charter)

                    Federated Investors Funds, 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on ______________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
 X  on April 30, 2002 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






                                      Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


FEDERATED TOTAL RETURN BOND FUND II

A Portfolio of Federated Insurance Series



prospectus

April 30, 2002


     A mutual fund  seeking to provide a total return on its assets by investing
primarily  in  a  diversified   portfolio  of  investment   grade  fixed  income
securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Fund Shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

                                Contents
                                Risk/Return Summary
                                What are the Fund's Investment Strategies?
                                What are the Principal Securities in Which the Fund Invests?
                                What are the Specific Risks of Investing in the Fund?
                                What do Shares Cost?
                                How is the Fund Sold?
                                How to Purchase and Redeem Shares
                                Account and Share Information
                                Who Manages the Fund?
                                Financial Information
Not FDIC Insured  <143>  May Lose Value  <143>  No Bank Guarantee


RISK/RETURN SUMMARY





     WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is to provide a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Fund's investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests primarily in a diversified portfolio of investment grade fixed income securities, including mortgage backed securities, corporate debt securities and U.S government obligations. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

|X| Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

|X| Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

|X| Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

|X| Liquidity Risk. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

|X| Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

|X| Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards that would otherwise be the case.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

To be filed by amendement


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing primarily in U.S.-dollar denominated investment-grade fixed income securities. In addition, the Fund may invest in high-yield, non-U.S.-dollar, and emerging market fixed income securities when the Adviser considers the risk-return prospects of those sectors to be attractive.

     The Adviser expects that, normally, no more than 10% if the Fund's total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in non-investment grade debt securities. The amount of any unhedged, non-U.S.-dollar securities in the Fund's portfolio will normally not exceed 10% of the Fund's total assets. The maximum amount that the Fund may invest in unhedged, non-U.S.-dollar securities is 20% of the Fund's total assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

     The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index ("LBAB"). The LBAB is a composite index of the domestic investment-grade fixed-rate bond market, represented by the following sectors: government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-backed securities. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the LBAB.

The Adviser utilized a four-part decision making process.

o First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates.

o Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.

o Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. The Fund primarily invests in the "core" sectors of the domestic investment-grade debt market represented in the LBAB. However, the Fund may also invest a portion of its assets in non-investment grade debt securities and non-U.S.-dollar debt securities. The adviser may hedge its investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. The Fund's investment strategy exposes investors to additional risks, which include credit risk, interest rate risk and risks of foreign investing.

o Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, the Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. Similarly, with respect to mortgage-backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities in the sector.

     This four-part investment process is designed to capture the depth of experience and focus on each of the Adviser's fixed-income sector teams-government, corporate, mortgage-backed, asset-backed, high yield and international.

     Because the Fund refers to fixed income investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.




     Temporary Defensive Investments The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the types of fixed income securities in which the Fund primarily invests.

     Mortgage Backed Securities Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly. Collateralized Mortgage Obligations (CMOs) CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Treasury Securities Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     FOREIGN SECURITIES Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in it most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit form goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

     FOREIGN GOVERNMENT SECURITIES Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported bay governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but a re not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligation of a political unit that a re not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


 INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as a efficient means of carrying out its investment policies and managing it unvested cash.

     The Fund may invest in mortgage backed, high yield, and certain international fixed income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies to the approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.


     Investment Ratings Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a nationally recognized statistical rating organization (NRSRO) or if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed securities are rated BB or below by a NRSRO or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Securities rated BBB or below by Standard & Poor's or Baa by Moody's Investors Service have speculative characteristics.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

o The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Liquidity Risks

o    Trading  opportunities  are more limited for fixed income  securities  that
     have  not  received  any  credit  ratings,   have  received  ratings  below
     investment grade or are not widely held.

o These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


Risks Associated with Non-Investment Grade Securities

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investment.





WHAT DO SHARES COST?

     Shares can be purchased or redeemed by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Transaction requests received in proper form are processed at the next calculated net asset value
(NAV). NAV is determined at the end or regular trading (normally 4:00p.m. Eastern time) each day the NYSE is open. From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


HOW IS THE FUND SOLD?

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay up to 0.25% for marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees. Should the Fund begin to pay these fees, shareholders will be notified. The Fund is not currently paying or accruing any 12b-1 fees under the Plan.


HOW TO PURCHASE AND REDEEM SHARES

     Shares are used solely as the investment vehicle fore separate accounts of participating insurance companies offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

     Purchase orders must be received by your participating insurance company by 4:00p.m. (Eastern Time). The order will be processed at the NAV calculated on that day if the Fund receives from the participating insurance company:

o    orders in proper form by 8:00a.m.  (Eastern time) on the next business day:
     and

o federal funds on the business day following the day the Fund received the order.

     Participating insurance companies are responsible for properly transmitting purchase orders and federal funds to the Fund.


ACCOUNT AND SHARE INFORMATION


DIVIDENDS

     The Fund declares and pays any dividends annually. Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.


TAX INFORMATION

     The Fund intends to comply with variable asset diversification regulations. If the Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

     Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

     Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.


WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser may delegate daily management of some Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

     The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



The Fund's portfolio managers are:

Joseph M. Balestrino

     Joseph M. Balestrino has been the Fund's portfolio manager since July 2001. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mark E. Durbiano

     Mark E. Durbiano has been the Fund's portfolio manager since July 2001. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Donald T. Ellenberger

     Donald T. Ellenberger has been the Fund's portfolio manager since July 2001. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a
Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Christopher J. Smith

     Christopher J. Smith has been the Fund's portfolio manager since July 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.



Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. For the fiscal year ended December 31, 2001, the Fund's Adviser earned 0.00% of the Fund's average net assets.


FINANCIAL INFORMATION

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche, whose report, along with the Fund's audited financial statements, is included in the Annual Report.




     A Statement of Additional Information (SAI) dated April 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-8042

Cusip 313916868

G02586-01 (4/02)



FEDERATED TOTAL RETURN BOND FUND II

A Portfolio of Federated Insurance Series



Statement of additional Information

April 30, 2002



     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Total Return Bond Fund II (Fund), dated April 30, 2002.

     This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                 Contents
                                 How is the Fund Organized?
                                 Investment Strategy
                                 Securities in Which the Fund Invests
                                 What do Shares Cost?
                                 Mixed Funding and Shared Funding
                                 How is the Fund Sold?
                                 Subaccounting Services
                                 Redemption in Kind
                                 Massachusetts Partnership Law
                                 Account and Share Information
                                 Tax Information
                                 Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                                 Who is Federated Investors, Inc.?
                                 Financial Information
                                 Investment Ratings
                                 Addresses
G02588-01 (4/02)


HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Federated Insurance Series (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Insurance Management Series to Federated Insurance Series on November 14, 1995. The Fund changed its name from Federated Strategic Income Fund II to Federated Total Return Bond Fund II on July 27, 2001.

     The Fund's investment adviser is Federated Investment Management Company (Adviser).





INVESTMENT STRATEGY

     The Fund pursues its investment objective by investing primarily in U.S.-dollar denominated investment-grade fixed income securities. In addition, the Fund may invest in high-yield, non-U.S.-dollar, and emerging market fixed income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. Investment grade debt securities are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. Non-investment grade securities are rated BB or lower by a NRSRO, or of comparable quality if unrated.

     The Adviser actively manages the Fund's portfolio seeking total return over longer time periods in excess of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index ("LBAB"). This index covers the investment grade fixed income securities market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-backed securities. These major sectors are subdivided into more specific indices.

     The Fund invests in each of these sectors but may also invest a portion of its portfolio in foreign investment grade debt securities and domestic or foreign non-investment grade securities. Domestic non-investment grade debt securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment grade and foreign investment grade debt securities. The foreign debt securities in which the Fund may invest may be denominated in either foreign currency or in U.S. Dollars.

The Adviser utilizes the following four-part decision making process in order to create a diversified, risk-adjusted portfolio.


     o First, the Adviser may lengthen or shorten portfolio duration from time to time based on its interest rate outlook. "Duration" measures the sensitivity of a security's price to changes in interest rates. The Adviser adjusts the portfolio's duration by buying and selling securities of different maturities. There are no limits on the duration of a security that the Adviser may purchase. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. The average duration of the portfolio is normally within +/- 20% of the duration of the LBAB, however, the duration of the Fund's portfolio is not limited as a matter of investment policy.

     With respect to its general duration management strategy, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

     The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the duration of the portfolio. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

      -  Current and expected U.S. growth;

      -  Current and expected interest rates and inflation;

      -  The U.S. Federal Reserve Board's monetary policy; and

      -  Changes in the supply of or demand for U.S. government securities.

     There is no assurance that the Adviser will be successful in its efforts to forecast market interest rates and assess relative risks and the impact of market interest rates on particular securities.

     o Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.

     In constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of the following ways:

- A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to increase.

- A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to decrease.

- A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer term and shorter term interest rates to change by approximately the same amount. Generally, when a laddered portfolio structure is used, it is designed so that the durations of the securities in the portfolio are consistent with the durations of the securities in the portfolio's benchmark.

o Third, the Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that is expected to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of sector-specific economic and market indicators in order to arrive at the projected yield "spread" of each security. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) A security's projected spread is then weighed against the spread at which the security can currently be purchased.

     In making the sector allocations, the Adviser considers the historical performance of each sector, risk present in a sector and a variety of economic and market indicators, which include the following:

- Asset-backed securities are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. The quality of the underlying assets will determine the risk and potential return of these securities. The Fund generally invests in higher-quality, lower-risk asset-backed securities which provide a return that normally exceeds U.S. Treasury securities. Asset-backed securities are generally issued by private issuers and expose investors to interest rate, credit and prepayment risks.

- Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk, as well as credit risk if they are issued by private issuers.

- Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of available corporate debt securities, while attempting to limit the associated credit risk.

- The Fund may invest a portion of its portfolio in non-investment grade fixed income securities. The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may invest in non-investment grade debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser.

- Foreign fixed income securities, particularly lower-rated foreign debt securities, also generally offer higher yields than domestic fixed income securities, as compensation for higher credit risks of the issuers. In order to diversify the Fund's holdings and to gain exposure to a foreign market, the Adviser may invest a portion of the Fund's assets in debt securities issued either by foreign governments or by companies based outside of the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies
     and  accounting  and  auditing   standards  than  those  of  United  States
     companies.

o Finally, the Adviser's attempts to select individual securities that it believes may outperform a sector-specific benchmark or provide better returns than U.S. Treasury securities of comparable duration. Through ongoing relative value analysis, the Adviser generally compares current yield differences of securities to their historical and expected yield differences. The Adviser also considers the sector-specific risks when making individual security selections on behalf of the portfolio. The following are examples of this analysis:

- The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting these securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

- The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities and asset-backed securities that are less likely to default in the payment of principal and interest. The Adviser looks at variety of factors to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In selecting asset-backed securities, the Adviser analyzes the quality and composition of the underlying assets and issuer.

- In selecting foreign fixed income securities, the Adviser analyzes relative credit quality of issuers. The adviser focuses on credit analysis because, normally, changes in market interest rates are a small component of investment return for these securities compared to the impact of changes in credit quality. This is especially true with respect to the prices of high yield, lower rated bonds, which will decline or rise more due to deterioration or improvement in the issuer's credit quality than due to a rise or fall in market interest rates. The Adviser analyzes credit by first performing fundamental analyses of several countries to find relatively favorable economic conditions, and then performing fundamental analyses of available securities in selected countries. In selecting countries, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. The Adviser also considers how developments in other countries in the region or world might affect these factors. Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. Similar to the analysis of domestic corporate debt issuers, the Adviser analyzes the business, competitive position, and financial condition of a foreign corporate debt issuer to assess whether the security's credit risk is commensurate with its potential return.

     This four-part investment process is designed to capture the depth of experience and focus of each of the Adviser's fixed-income sector teams - government, corporate, mortgage-backed, asset-backed, high yield and international.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements. Commercial Paper Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly. Collateralized Mortgage Obligations (CMOs) CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass through instruments or asset-backed bonds. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity risks. The Fund may trade in the following types of derivative contracts.

Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell financial and foreign currency futures contracts

Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may: o Buy call options on financial and foreign currency futures contracts in anticipation of an increase in the value of the underlying asset; o Buy put options on portfolio securities, financial and foreign currency futures contracts in anticipation of a decrease in the value of the underlying asset; and o Buy or write options to close out existing options positions. The Fund may also write call options on portfolio securities, financial and foreign currency futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The Fund may also write put options on financial and foreign currency futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Special Transactions

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Investment Ratings

     Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities. Securities rated BBB or below by Standard & Poor's or Baa by Moody's Investors Service have speculative characteristics.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks. o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline. o The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Liquidity Risks

o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Complex CMOs

o CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Risks Associated with Non-Investment Grade Securities

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Euro Risks

o The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Leverage Risks

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.



State Insurance Regulations

     The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Variable Asset Regulations

     The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the fund will not be treated as annuity, endowment, or life insurance contracts.



Fundamental INVESTMENT Objective

     The investment objective of the Fund is to provide a total return on its assets. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

     Issuing Senior Securities and Borrowing Money The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 Act, as amended (1940 Act).

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Real Estate

     The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

     The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

     The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

     The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

     The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

     The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Temporary Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter- term, higher quality debt securities and similar obligations.

     In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

     In applying the Fund's commodities restriction, as a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


MIXED FUNDING AND SHARED FUNDING

     Shares used as investments for both variable annuity contracts and variable life insurance policies are called "mixed funding." Shares used as investments by separate accounts of unaffiliated life insurance companies are called "shared funding." The Fund does engage in mixed funding and shared funding. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     The Fund has no present intention of paying or accruing the distribution (12-b-1) fee during the fiscal year ending December 31, 2002.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

     The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2002.


SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/
Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/ Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     The insurance company separate accounts, as shareholders of the Fund, will vote the Fund Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote. As of_____, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding
Shares: (TO BE FILED BY AMENDMENT) Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 13 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; CCMI Funds-one portfolio; FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

As of ______, The Fund's Board and Officers as a group owned less than 1% of the Fund' outstanding Shares.




INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
Name                   Principal Occupation(s) for Past Five     Aggregate    Total
--------------------   Years, Previous Positions and Other       Compensation Compensation
Birth Date             Directorships Held                        Crom (past   From Trust and
Address                                                          Fiscal       Federated
Positions Held with                                              Year)        Fund Complex
Trust                                                            Fund         (past fiscal
Date Service Began                                                         year)
                      Principal Occupations:  Chief Executive         $0.00
John F. Donahue*      Officer and Director or Trustee of the                 $0
Birth Date: July      Federated Fund Complex; Chairman and
28, 1924              Director, Federated Investors, Inc.;
CHAIRMAN AND TRUSTEE  Chairman, Federated Investment
Began serving:        Management Company, Federated Global
September 1993        Investment Management Corp. and
                      Passport Research, Ltd.
                      ----------------------------------------

                      Previous Positions:  Trustee, Federated
                      Investment Management Company and
                      Chairman and Director, Federated
                      Investment Counseling.

                      Principal Occupations:  President or            $0.00
J. Christopher        Executive Vice President of the                        $0
Donahue*              Federated Fund Complex; Director or
Birth Date: April     Trustee of some of the Funds in the
11, 1949              Federated Fund Complex; President,
PRESIDENT AND         Chief Executive Officer and Director,
TRUSTEE               Federated Investors, Inc.; President,
Began serving:        Chief Executive Officer and Trustee,
September 1993        Federated Investment Management
                      Company; Trustee, Federated Investment
                      Counseling; President, Chief Executive
                      Officer and Director, Federated Global
                      Investment Management Corp.; President
                      and Chief Executive Officer, Passport
                      Research, Ltd.; Trustee, Federated
                      Shareholder Services Company; Director,
                      Federated Services Company.
                      ----------------------------------------

                      Previous Position:  President,
                      Federated Investment Counseling.

                      Principal Occupations:  Director or            $86.53
Lawrence D. Ellis,    Trustee of the Federated Fund Complex;                 $117,117.17
M.D.*                 Professor of Medicine, University of
Birth Date: October   Pittsburgh; Medical Director,
11, 1932              University of Pittsburgh Medical Center
3471 Fifth Avenue     Downtown; Hematologist, Oncologist and
Suite 1111            Internist, University of Pittsburgh
Pittsburgh, PA        Medical Center.
TRUSTEE
Began serving:        Other Directorships Held: Member,
Septmeber 1993        National Board of Trustees, Leukemia
                      Society of America.

* Family relationships and reasons for "interested" status:  John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.  Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter,
Federated Securities Corp.
---------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past Five      ggregate    Total
Birth Date             ears, Previous Positions and Other        ompensation Compensation
Address                irectorships Held                         rom Fund    From Trust
Positions Held with   P                                         A            and
Trust                 Y                                         C            Federated
Date Service Began    D                                         f            Fund Complex
                      Principal Occupation:  Director or             $95.18
Thomas G. Bigley      Trustee of the Federated Fund Complex.                 $128,847.72
Birth Date:           ----------------------------------------               for the
February 3, 1934                                                             Trust
15 Old Timber Trail   Previous Position:  Senior Partner,
Pittsburgh, PA        Ernst & Young LLP.
TRUSTEE
Began serving:        Other Directorships Held: Director, MED
November 1994         3000 Group, Inc. (physician practice
                      management); Director, Member of
                      Executive Committee, Children's
                      Hospital of Pittsburgh; Director and
                      Chairman of Audit Committee, Robroy
                      Industries, Inc. (coated steel
                      conduits/computer storage equipment);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.

                      Principal Occupations:  Director or            $95.18
John T. Conroy, Jr.   Trustee of the Federated Fund Complex;                 $128,847.66
Birth Date: June      Partner or Trustee in private real                     for the
23, 1937              estate ventures in Southwest Florida.                  Trust
Grubb &               ----------------------------------------
Ellis/Investment
Properties            Previous Positions:  President,
Corporation           Investment Properties Corporation;
3201 Tamiami Trail    Senior Vice President, John R. Wood and
North Naples, FL      Associates, Inc., Realtors; President,
TRUSTEE               Naples Property Management, Inc. and
Began serving:        Northgate Village Development
Septmeber 1993        Corporation.

                      Other Directorships Held: Chairman of
                      the Board, Investment Properties
                      Corporation.

                      Principal Occupation:  Director or             $95.18
Nicholas P.           Trustee of the Federated Fund Complex.                 $126,923.53
Constantakis          ----------------------------------------               for the
Birth Date:                                                                  Trust
September 3, 1939     Previous Position:  Partner, Andersen
175 Woodshire Drive   Worldwide SC.
Pittsburgh, PA
TRUSTEE               Other Directorships Held: Director and
Began serving:        Chairman of the Audit Committee,
February 1998         Michael Baker Corporation (engineering
                      and energy services worldwide).

                      Principal Occupation:  Director or             $86.53
John F. Cunningham    Trustee of the Federated Fund Complex.                 $115,368.16
Birth Date: March     ----------------------------------------               for the
5, 1943                                                                      Trust
353 El Brillo Way     Previous Positions:  Director, Redgate
Palm Beach, FL        Communications and EMC Corporation
TRUSTEE               (computer storage systems); Chairman of
Began serving:        the Board and Chief Executive Officer,
January 1999          Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Other Directorships Held: Chairman,
                      President and Chief Executive Officer,
                      Cunningham & Co., Inc. (strategic
                      business consulting); Trustee
                      Associate, Boston College; Director,
                      Iperia Corp. (communications/software).


---------------------------------------------------------------------------------------
                      Principal Occupation:  Director or             $86.53
Peter E. Madden       Trustee of the Federated Fund Complex.                 $117,117.14
Birth Date: March                                                            for the
16, 1942              Previous Positions: Representative,                    Trust
One Royal Palm Way    Commonwealth of Massachusetts General
100 Royal Palm Way    Court; President, State Street Bank and
Palm Beach, FL        Trust Company and State Street
TRUSTEE               Corporation, Director, VISA USA and
Began serving:        VISA International; Chairman and
September 1993        Director, Massachusetts Bankers
                      Association; Director, Depository Trust
                      Corporation; Director, The Boston Stock
                      Exchange.

                      Principal Occupations:  Director or            $95.18
Charles F.            Trustee of the Federated Fund Complex;                 $128,847.66
Mansfield, Jr.        Management Consultant.                                 for the
Birth Date: April                                                            Trust
10, 1945              Previous Positions: Chief Executive
80 South Road         Officer, PBTC International Bank;
Westhampton Beach,    Partner, Arthur Young & Company (now
NY                    Ernst & Young LLP); Chief Financial
TRUSTEE               Officer of Retail Banking Sector, Chase
Began serving:        Manhattan Bank; Executive Vice
January 1999          President, DVC Group, Inc.; Senior Vice
                      President, HSBC Bank USA (formerly,
                      Marine Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G. Zarb
                      School of Business, Hofstra University.

                      Principal Occupations:  Director or            $94.59
John E. Murray,       Trustee of the Federated Fund Complex;                 $117,117.14
Jr., J.D., S.J.D.     Chancellor and Law Professor, Duquesne                 for the
Birth Date:           University; Consulting Partner, Mollica                Trust
December 20, 1932     & Murray.
TRUSTEE
Began serving:        Previous Positions: President, Duquesne
February 1995         University; Dean and Professor of Law,
                      University of Pittsburgh School of Law;
                      Dean and Professor of Law, Villanova
                      University School of Law.

                      Other Directorships Held: Director,
                      Michael Baker Corp. (engineering,
                      construction, operations and technical
                      services).

                      Principal Occupations:  Director or            $86.53
Marjorie P. Smuts     Trustee of the Federated Fund Complex;                 $117,117.17
Birth Date: June      Public Relations/Marketing/Conference                  for the
21, 1935              Planning.                                              Trust
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National
TRUSTEE               Spokesperson, Aluminum Company of
Began serving:        America; television producer; business
September 1993        owner; conference coordinator.

                      Principal Occupations:  Director or            $86.53
John S. Walsh         Trustee of the Federated Fund Complex;                 $117,117.17
Birth Date:           President, Portable Heater Parts, a                    for the
November 28, 1957     division of Manufacturers Products,                    Trust
2604 William Drive    Inc.
Valparaiso, IN        ----------------------------------------
TRUSTEE
Began serving:        Previous Position: Vice President,
January 1999          Walsh & Kelly, Inc.

                      Other Directorships Held: President and
                      Director, Heat Wagon, Inc.
                      (manufacturer of construction temporary
                      heaters); President and Director,
                      Manufacturers Products, Inc.
                      (distributor of portable construction
                      heaters); Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).


OFFICERS**
-------------------------------------------------------------------------------


Name                           Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
                              Principal Occupations:  President, Executive Vice President
Edward C. Gonzales            and Treasurer of some of the Funds in the Federated Fund
Birth Date: October 22, 1930  Complex; Vice Chairman, Federated Investors, Inc.; Trustee,
EXECUTIVE VICE PRESIDENT      Federated Administrative Services.
                              ------------------------------------------------------------

                              Previous Positions:  Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director and
                              Executive Vice President, Federated Securities Corp.;
                              Director, Federated Services Company; Trustee, Federated
                              Shareholder Services Company.

                              Principal Occupations:  Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND  ------------------------------------------------------------
SECRETARY
                              Previous Positions:  Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities Corp.

                              Principal Occupations:  Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated Administrative
Birth Date: June 17, 1954     Services.
Federated Investors Tower     ------------------------------------------------------------
1001 Liberty Avenue
Pittsburgh, PA                Previous Positions:  Vice President, Federated
TREASURER                     Administrative Services; held various management positions within Funds Financial Services Division of Federated
                              Investors, Inc.

                              Principal Occupations:  President or Vice President of some
Richard B. Fisher             of the Funds in the Federated Fund Complex; Vice Chairman,
Birth Date: May 17, 1923      Federated Investors, Inc.; Chairman, Federated Securities
VICE PRESIDENT                Corp.
                              ------------------------------------------------------------

                              Previous Positions:  Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and Chief
                              Executive Officer, Federated Securities Corp.


                              Principal Occupations:  Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund Complex;
Birth Date: March 3, 1949     Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER      Federated Global Investment Management Corp., Federated
                              Investment Management Company and Passport Research, Ltd.;
                              Director, Federated Global Investment Management Corp. and
                              Federated Investment Management Company; Portfolio Manager,
                              Federated Administrative Services; Vice President,
                              Federated Investors, Inc.
                              ------------------------------------------------------------

                              Previous Positions:  Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Principal Occupations:  Chief Investment Officer of this
Henry A. Frantzen             Fund and various other Funds in the Federated Fund Complex;
Birth Date: November 28, 1942 Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER      Federated Global Investment Management Corp., Federated
                              Investment Management Company and Passport Research, Ltd.;
                              Director, Federated Global Investment Management Corp. and
                              Federated Investment Management Company; Vice President,
                              Federated Investors, Inc.
                              ------------------------------------------------------------

                              Previous Positions:  Executive Vice President, Federated
                              Investment Counseling Institutional Portfolio Management
                              Services Division; Chief Investment Officer/Manager,
                              International Equities, Brown Brothers Harriman & Co.;
                              Managing Director, BBH Investment Management Limited.

                              Principal Occupations:  Chief Investment Officer of this
J. Thomas Madden              Fund and various other Funds in the Federated Fund Complex;
Birth Date: October 22, 1945  Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER      Federated Global Investment Management Corp., Federated
                              Investment Management Company and Passport Research, Ltd.;
                              Director, Federated Global Investment Management Corp. and
                              Federated Investment Management Company; Vice President,
                              Federated Investors, Inc.
                              ------------------------------------------------------------

                              Previous Positions:  Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

**    Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------------


     Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as a President of Duquesne From 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's board that affects Mr. Murray personally.


COMMITTEES of the board

                                                                                MEETINGS
                                                                                   HELD
                                                                                 DURING
                                                                                  LAST
 BOARD       COMMITTEE                                                           FISCAL
COMMITTEE     MEMBERS                      COMMITTEE FUNCTIONS                     YEAR

Executive John F. Donahue  In between meetings of the full Board, the               None
          John E.          Executive Committee generally may exercise all the
          Murray, Jr.      powers of the full Board in the management and
                           direction of the business and conduct of the
                           affairs of the Trust in such manner as the
                           Executive Committee shall deem to be in the best
                           interests of the Trust.  However, the Executive
                           Committee cannot elect or remove Board members,
                           increase or decrease the number of Trustees, elect
                           or remove any Officer, declare dividends, issue
                           shares or recommend to shareholders any action
                           requiring shareholder approval.
                           ---------------------------------------------------


 Audit    Thomas G.           The Audit Committee recommends to the full            None
          Bigley              Board the selection of the independent auditors
          John T.             to audit the Funds' financial statements; meets
          Conroy, Jr.         periodically with the independent auditors to
          Nicholas P.         review the results of the audits and the
          Constantakis        independence of the auditors and reports this
          Charles F.          information to the full Board; reviews legal
          Mansfield, Jr.      and regulatory matters and reports received
                              from regulators that may have an effect on the
                              financial statements or funds' compliance
                              policies and programs; reviews the Funds
                              internal audit function, and compliance with
                              the code of conduct/ethics; reviews valuation
                              issues; monitors inter-fund lending
                              transactions; reviews custody services; and
                              investigates any matters brought to the
                              Committee's attention that are within the scope
                              of its duties.
                           ---------------------------------------------------




-------------------------------------------------------------------------------


Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF dECEMBER 31, 2001


                      Dollar         Aggregate
                      Range of    Dollar Range of
                      Shares       Shares Owned in
                       Owned        Federated
                     in Fund       Family of
    Interested                    Investment
 Board Member Name                Companies
John F. Donahue            NONE    Over $100,000
J. Christopher             NONE    Over $100,000
Donahue
Lawrence D. Ellis,         NONE    Over $100,000
M.D.

    Independent
 Board Member Name
Thomas G. Bigley           NONE    Over $100,000
John T. Conroy, Jr.        NONE    Over $100,000
Nicholas P.                NONE    Over $100,000
Constantakis
John F. Cunningham         NONE    Over $100,000
Peter E. Madden            NONE    Over $100,000
Charles F.                 NONE        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            NONE    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          NONE    Over $100,000
John S. Walsh              NONE    Over $100,000

     INVESTMENT                                                          ADVISER
-------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

     The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

     As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

     In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

     The Board also considers the compensation and benefits received by the adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

     The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may
reimburse             the             Fund             for             expenses.
--------------------------------------------------------------------------------

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors]

     The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended December31      2001   2000
Advisory Fee Earned                    $144,111
Advisory Fee Reduction                 144,111
Brokerage Commissions                        0
Administrative Fee                     125,000
12B-1 Fee                                    0
Shareholder Service Fee                      0

HOW DOES THE FUND MEASURE PERFORMANCE?
--------------------------------------------------------------------------------

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield


Total returns are given for the one-year and Start of Performance periods ended December 31, 2001.

Yield is given for the 30-day period ended December 31, 2001..

                      0-Day Period      Year Start of
                                             Performance on
                     3                1      July 7, 2000
Total Return
Yield


--------------------------------------------------------------------------------

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.


     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Russell Active Sector Rotation Accounts Universe

     Russell Active Sector Rotation Accounts Universe includes portfolios that change interest rate exposure relative to the Lehman Brothers Aggregate Bond Index or other broad market indexes, with changes in portfolio interest rate sensitivity limited to approximately plus or minus 20% index duration. Durations have typically been 3.5 to 6 years. Primary emphasis is on selecting undervalued sectors or issues. Includes separate accounts, pooled funds, or mutual funds managed by investment advisors, banks or insurance companies.

Lipper Analytical Services, Inc.

     Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Intermediate Investment Grade Debt" category in advertising and sales literature.

Lehman Brothers Government/Credit (Total) Index

     Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi- federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Intermediate Government/Credit Bond Index

     Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Aggregate Bond Index

     Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Report to Shareholders of Federated Total Return Bond Fund II dated December 31, 2001.



INVESTMENT RATINGS


     Standard and Poor's Long-Term Debt Rating Definitions AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


     Fitch IBCA, Inc. Commercial Paper Rating Definitions FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Addresses

federated total return bond fund ii

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116




PART C.    OTHER INFORMATION.

Item 23.    Exhibits:
            --------


   (a) (i) onformed copy of Amended and Restated Declaration of Trust of the Registrant (Amendment No. 1 to the Declaration of Trust); (3)

           (ii)  Conformed copy of Amendment No. 2 to the Declaration of
                 Trust; (17)
           (iii) Conformed copy of Amendment No. 3 to the Declaration of
                 Trust; (17)
           (iv)  Conformed copy of Amendment No. 4 to the Declaration of
                 Trust; (17)
           (v)   Conformed copy of Amendment No. 5 to the Declaration of
                 Trust; (10)
           (vi)  Conformed copy of Amendment No. 6 to the
                 Declaration of Trust; (11)
           (vii) Conformed copy of Amendment No. 7 to the Declaration of
                 Trust; (17)
           (viii)Conformed copy of Amendment No. 8 to the Declaration of Trust; (20)
           (ix)  Conformed copy of Amendment No. 9 to the
                              Declaration of Trust; (24)
(x)   Conformed copy of Amendment No. 10 to the Declaration of Trust; (24)
(xi)  Conformed copy of Amendment No. 11 to the Declaration of Trust; (24)
(xii) Conformed copy of Amendment No. 12 to the Declaration of Trust; (25)
                 (b)  (i)  Copy of By-Laws of the Registrant; (2)
                      (ii) Copy of Amendment No. 1 to the By-Laws; (19)
                      (iii)Copy of Amendment No. 2 to the By-Laws; (19)
                      (iv) Copy of Amendment No. 3 to the By-Laws;(19)
                 (c)  (i)  Copy of Specimen Certificate for Shares of Beneficial
                           Interest of Federated American Leaders Fund II; (15)

------------------------------------------------------------------------
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      10 on Form N-1A filed March 28, 1996. (File Nos. 33-69268 and 811-8042).
(15) Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 15 on Form N-1A filed July 31, 1997. (File Nos. 33-69268 and 811-8042)
(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      18 on Form N-1A filed April 22, 1998. (File Nos. 33-69268 and 811-8042).
(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).
(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).
(24) Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 30 on Form N-1A filed April 23, 2001.(File Nos. 33-69268 and 811-8042)
(25) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 25, 2002. (File Nos. 33-69268 and 811-8042).

(ii)  Copy of Specimen Certificate for Shares of Beneficial
      Interest of Federated Utility Fund II; (15)

(iii) Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Fund for U.S. Government Securities II; (15)

(iv) Copy of Specimen Certificate for Shares of Beneficial Interest of Federated High Income Bond Fund II; (15)

(v) Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Prime Money Fund II; (15)

(vi) Copy of Specimen Certificate for Shares of Beneficial Interest of Federated International Equity Fund II; (4)

(vii)Copy  of  Specimen   Certificate  for  Shares  of  Beneficial  Interest  of
     Federated Growth Strategies Fund II; (15)

(viii)Copy of Specimen Certificate for Shares of Beneficial
      Interest of Federated Equity Income Fund II; (15)
                 (d)    (i)   Conformed copy of Investment Advisory Contract
                              between the Registrant and Federated Advisers;(3)
                        (ii)  Conformed copy of Exhibit A to the Investment
                              Advisory Contract; (3)
                        (iii) Conformed copy of Exhibit B to the Investment
                              Advisory Contract; (23)
                        (iv)  Conformed copy of Exhibit C to the Investment
                              Advisory Contract; (3)
                        (v)   Conformed copy of Exhibit D to the Investment
                              Advisory Contract; (3)
                        (vi)  Conformed copy of Exhibit E to the Investment
                              Advisory Contract; (3)
                        (vii) Conformed copy of Exhibit F to the Investment
                              Advisory Contract; (6)
                        (viii)Conformed copy of Exhibit G to the Investment
                              Advisory Contract; (10)
                        (ix)  Conformed copy of Exhibit H to the Investment
                              Advisory Contract; (12)

------------------------------------------------------------------------------

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed January 19, 1995. (File Nos. 33-69268 and 811-8042).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 3, 1995. (File Nos. 33-69268 and 811-8042).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 10, 1997. (File Nos. 33-69268 and 811-8042).

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed July 31, 1997. (File Nos. 33-69268 and 811-8042).

(23) Response is incorporated by reference to the Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 19, 2000. (File Nos. 33-69268 and 811-8042).

(x)  Conformed copy of Exhibit I to the Investment Advisory Contract; (20)

(xi) Conformed copy of Exhibit J to the Investment Advisory Contract; (22)

(xii) Conformed copy of Exhibit K to the Investment Advisory Contract; (22)

(x)  Conformed copy of Exhibit L to the Investment Advisory Contract; (24)

(xi) Conformed Copy of Amendment to the Investment Advisory Contract; (25)

(xv) Conformed copy of Investment Advisory Contract between the Registrant and Federated Global Research Corp. with respect to Federated International Equity Fund II; (10)

(xvi) Conformed copy of Exhibit A to Investment Advisory Contract; (10)

(xvii)Conformed copy of Exhibit B to Investment Advisory Contract; (26)

(xviii)Conformed copy of Sub-Advisory  Agreement between Federated  Advisers and
     Federated Global Research Corp. with respect to Federated  Utility Fund II;
     (17)

(xix) Conformed copy of Exhibit A to Sub-Advisory Contract; (10)

(xx) Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp. with respect to Federated Strategic Income Fund II; (22)

          (xxi)  Conformed copy of Exhibit A to Sub-Advisory Contract; (10)

                 (e)    (i)   Conformed copy of Distributor's Contract of the
                              Registrant; (3)
                        (ii)  Conformed copy of Exhibit A to Distributor's
                              Contract; (3)
                        (iii) Conformed copy of Exhibit B to Distributor's
                              Contract;(3)
                        (iv)  Conformed copy of Exhibit C to Distributor's
                              Contract;(3)
                        (v)   Conformed copy of Exhibit D to Distributor's
                              Contract; (3)

-------------------------------------------------------------------------------

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042).

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed April 22, 1998. (File Nos. 33-69268 and 811-8042).

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 17, 2000. (File Nos. 33-69268 and 811-8042).

(23) Response is incorporated by reference to the Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 19, 2000. (File Nos. 33-69268 and 811-8042).

(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 23, 2001. (File Nos. 33-69268 and 811-8042).

(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 25, 2002. (File Nos. 33-69268 and 811-8042).

(25) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed February 28, 2002. (File Nos. 33-69268 and 811-8042).

(vi) Conformed copy of Exhibit E to Distributor's Contract; (23)

(vii) Conformed copy of Exhibit F to Distributor's Contract; (23)

(viii)Conformed copy of Exhibit G to Distributor's Contract; (10)

(ix) Conformed copy of Exhibit H to Distributor's Contract; (12)

(x)  Conformed copy of Exhibit I to Distributor's Contract; (20)

(xi) Conformed copy of Exhibit J to Distributor's Contract; (22)

(xii) Conformed copy of Exhibit K to Distributor's Contract; (22)

(xiii)Conformed copy of Exhibit L to Distributor's Contract; (23)

(xiv) Conformed copy of Exhibit M to Distributor's Contract; (23)

(x)   Conformed copy of Exhibit N to Distributor's Contract; (24)
(xi)  Conformed copy of Amendment to the Distributor's Contract; (25)
      (f)    Not Applicable;

   (g)(i)    Conformed copy of Custodian Contract of the Registrant; (7)

             (ii)  Conformed copy of Domestic Custody Fee Schedule; (17)
      (h)    (i)   Conformed copy of Amended and Restated Agreement for
                   Fund Accounting Services, Administrative Services,
                   Transfer Agency Services, and Custody Services
                   Procurement; (19)
             (ii)  The Registrant hereby incorporates the conformed copy of the
                   Second Amended and Restated Services Agreement from Item
                   (h)(v) of the Investment Series Funds, Inc. Registration
                   Statement on Form N-1A, filed with the Commission on January
                   23, 2002. (File Nos. 33-48847 and 811-07021);

-------------------------------------------------------------------------------

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed April 21, 1994. (File Nos. 33-69268 and 811-8042).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 10, 1997. (File Nos. 33-69268 and 811-8042).

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed April 22, 1998. (File Nos. 33-69268 and 811-8042).

(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 18, 1999. (File Nos. 33- 69268 and 811-8042).

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 17, 2000. (File Nos. 33- 69268 and 811-8042).

(23) Response is incorporated by reference to the Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 19, 2000. (File Nos. 33-69268 and 811-8042).

(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 23, 2001. (File Nos. 33-69268 and 811-8042).

(25) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 25, 2002. (File Nos. 33-69268 and 811-8042).

                        Conformed copy of Amended and Restated Shareholder
                              Services Agreement;(16)
                 (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
                     (j)            Consent of Independent Auditors; (24)
                     (k)            Not Applicable;
                 (l)    Conformed copy of Initial Capital Understanding;(2)
                 (m)    (i)   Conformed Copy of Distribution Plan of the
                              Registrant; (12)
                        (ii)  Conformed copy of Exhibit B to the
                              Distribution Plan; (20)
                        (iii) Conformed copy of Exhibit C to the
                              Distribution Plan; (22)
                        (iv)  Conformed copy of Exhibit D to the
                              Distribution Plan; (22)
          (v)    Conformed copy of Exhibit E to the Distribution Plan; (23)
(vi)  Conformed copy of Exhibit F to the Distribution Plan; (23)
(vii) Conformed copy of Exhibit G to the Distribution Plan; (24)
                 (n)    Not applicable;
                 (o)    (i)   Conformed copy of Power of Attorney; (24)
(ii)  Conformed copy of Chief Investment Officer; (24)

(p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None

Item 25.    Indemnification: (1)
            ---------------

-------------------------------------------------------------------------------


(1)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 10, 1993. (File Nos. 33-69268 and 811-8042).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 10, 1997. (File Nos. 33-69268 and 811-8042).

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 9, 1998. (File Nos. 33-69268 and 811-8042).

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 17, 2000. (File Nos. 33- 69268 and 811-8042).

(23) Response is incorporated by reference to the Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 19, 2000. (File Nos. 33-69268 and 811-8042).

(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 23, 2001. (File Nos. 33-69268 and 811-8042).


Item 26. Business and Other Connections of Investment Adviser:
         -----------------------------------------------------

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard J. Picchi
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Robert E. Cauley
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
         Vice Presidents cont:               Natalie F. Metz
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Keith J. Sabol
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             David Burns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             John T. Gentry
                                             Kathryn P. Heagy
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Ram Kolluri
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.



Item 27.  Principal Underwriters:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;

     Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ


        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright


        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:
            --------------------------------

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779
                                       (Notices should be sent to the
                                       Agent for Service at above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA 15237-7000

 Federated Shareholder                 P.O. Box 8600
 Services Company                      Boston, MA 02266-8600
 ("Transfer Agent and
 Dividend Disbursing Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

Federated Investment                   Federated Investors Tower
Management Company                     1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA 15222-3779

Federated Global Investment            175 Water Street
Management Corp.                       New York, NY 10038-4965
("Adviser")

State Street Bank and                  P.O. Box 8600
Trust Company                          Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services:  Not applicable.
            -------------------


Item 30.    Undertakings:
            ------------

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSURANCE SERIES, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of February, 2002.

                              FEDERATED INSURANCE SERIES

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  February 28, 2002

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE
    ----                            -----                   ----

By: /s/ G. Andrew Bonnewell
    G. Andrew Bonnewell           Attorney In Fact    February 28, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Henry A. Frantzen*                Chief Investment Officer

William D. Dawson, III*           Chief Investment Officer

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

Nicholas P. Constantakis*         Trustee

John T. Conroy, Jr.*              Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.         Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney